ALLIANCE
                            ------------------------
                                  INSTITUTIONAL
                            ------------------------
                                    RESERVES
                            ------------------------

                                  ANNUAL REPORT

                                 APRIL 30, 2001

LETTER TO SHAREHOLDERS        Alliance Institutional Reserves - Combined Reports
================================================================================

June 1, 2001

Dear Shareholder:

This report provides an overview of the economic conditions during Alliance Institutional Reserves' annual reporting period ended April 30, 2001. Alliance Institutional Reserves consists of seven portfolios--Prime, Government, Tax-Free, Trust, Treasury, California Tax-Free, and New York Tax-Free, which recently commenced operations.

INVESTMENT OBJECTIVE AND POLICIES

Each Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (exempt from federal income taxes in the case of the Tax-Free Portfolio and exempt from federal and state income taxes of the respective states with respect to the California Tax-Free and New York Tax-Free Portfolios).

ECONOMIC COMMENTARY

The Federal Reserve (the "Fed") has cut interest rates 250 basis points thus far in 2001. This easing has pumped-up the liquidity aggregates, revitalized the junk bond and commercial paper markets and put a floor under equity prices. However, rising unemployment, falling confidence, the negative wealth effect, the negative savings rate, weak profits, excess capacity, stagnating productivity, unwanted inventories, uncertain energy prices, the gaping trade deficit and weakness outside the United States are some reasons to remain cautious.

One of the highlights of first quarter gross domestic product (GDP) was the sharp correction in inventories. This adjustment has boosted the odds for a V-shaped recovery later this year and into next. This translates into more than 3% growth by the final quarter of this year and a further acceleration to 4% during the second half of 2002. We believe close-to-zero growth during the current quarter should be the low point for this cycle.

Energy has been very much in the headlines of late with well-publicized electricity shortages looming in California, gasoline prices skyrocketing and politicians of every stripe inveighing on the "right" energy policy. Some things, like gasoline prices, simply reflect a temporary and manageable supply/demand imbalance while other problems, like inadequate investment in generating and transmission infrastructure, were years in the making and are not about to go away any time soon.

No one knows how this economic drama will play out, but we do know two very important things. First, both monetary and fiscal policy makers are working to stimulate the U.S. economy. Second, since most of the problems we face are cyclical rather than structural, traditional demand management should succeed in solving them. Although a healthy level of skepticism persists among investors and analysts, there is now a solid consensus that the U.S. economy will avoid a recession, and that 2002 will be a better year than 2001.

Thank you for your continued interest in Alliance Institutional Reserves. We look forward to reporting to you in the future.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
April 30, 2001                 Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-50.8%
            Abbott Laboratories
$   75,000  5/18/01.................      4.46%         $     74,842,042
            Allied Irish Banks PLC
    22,000  6/15/01.................      4.76                21,869,100
            American General Finance
    53,000  5/22/01.................      5.23                52,838,306
    40,000  5/23/01.................      5.26                39,871,422
            Australia New Zealand
            (Delaware)
    25,000  5/22/01.................      5.19                24,924,312
            BAA PLC
    23,970  5/16/01 (a).............      5.02                23,919,863
            Banque Caisse
            d'Epargne L'etat
    58,000  6/15/01.................      4.82                57,650,550
    60,000  5/24/01.................      4.85                59,814,083
    30,000  5/04/01.................      5.01                29,987,475
    34,000  5/21/01.................      5.20                33,901,778
            Banque Generale Du
            Luxembourg
    10,000  7/23/01.................      4.22                 9,902,706
    30,000  6/19/01.................      4.70                29,808,083
    45,000  6/22/01.................      4.70                44,694,500
            Barton Capital Corp.
    60,000  5/08/01 (a).............      4.98                59,941,900
    30,000  5/09/01 (a).............      4.98                29,966,800
            BASF AG
    26,600  5/30/01.................      6.32                26,464,576
            Bavaria Funding Trust
    43,000  5/09/01.................      4.97                42,952,509
            Bavaria Universal
            Funding Corp.
    30,000  5/18/01.................      5.00                29,929,167
            CBA (Finance)
            Delaware, Inc.
    60,000  5/17/01.................      4.93                59,868,533
            Centric Capital Corp.
     6,000  5/09/01 (a).............      4.52                 5,993,973
            Clipper Receivables
            Corp.
    50,000  5/09/01 (a).............      4.98                49,944,667
   100,000  5/10/01 (a).............      4.98                99,875,500
            Commerzbank AG
    30,000  6/29/01.................      4.75                29,766,458
            CS First Boston, Inc.
    75,000  5/14/01 (a).............      4.95                74,865,937
    20,000  5/21/01 (a).............      6.42                19,928,667
            Danske Corp.
    33,000  6/21/01.................      4.71                32,779,807
    22,000  6/12/01.................      4.88                21,874,747
    30,000  5/22/01.................      5.21                29,908,825
            Dexia CLF Finance Co.
    27,000  6/12/01 (a).............      4.83                26,847,855
            Eastman Kodak Co.
    54,200  7/19/01.................      6.13                53,682,616
    29,000  7/20/01.................      6.13                28,719,666
            Eksport Finans ALS
    40,000  5/02/01.................      4.93                39,994,522
            Fortis Funding
    13,000  6/27/01 (a).............      4.73                12,902,641
            Galaxy Funding, Inc.
    60,000  6/20/01 (a).............      4.80                59,600,000
            GE Financial
            Assurance Holdings
   150,000  6/25/01 (a).............      4.75               148,911,458
            Golden Funding Corp.
    69,603  5/31/01 (a).............      4.45                69,344,889
            Goldman Sachs Group
            L.P.
    75,000  6/25/01 (a).............      4.28                74,509,583
            Government Development
            Bank of Puerto Rico
    25,000  5/25/01.................      4.50                24,925,000
            HSBC Bank PLC
    30,000  9/17/01.................      4.45                29,484,542
            ING Insurance Holdings,
            Inc.
    45,000  5/21/01.................      5.23                44,869,250
            J.P. Morgan Chase & Co.
    68,000  5/03/01.................      4.98                67,981,187
            Jupiter Securitization
            Corp.
    75,000  5/11/01.................      4.99                74,896,042
            Lexington Parker
            Capital Corp.
    55,339  6/12/01.................      4.42                55,053,635
            Morgan Stanley Dean
            Witter
    48,000  5/15/01.................      5.00                47,906,667
    58,000  5/14/01.................      5.02                57,894,859
            National Rural Utility
            Corp.
    40,000  5/17/01.................      4.48                39,920,355
    50,000  5/23/01.................      4.90                49,850,278
            Newport Funding Corp.
    40,000  5/11/01.................      5.00                39,944,444
            Park Avenue Receivables
    50,000  5/15/01.................      4.97                49,903,361
            Pfizer, Inc.
    30,000  5/11/01.................      4.90                29,959,167
            Receivables Capital
            Corp.
    50,000  5/08/01.................      4.98                49,951,583
            SBC Communications,
            Inc.
    50,000  6/08/01.................      4.35                49,770,417
    55,000  5/25/01.................      4.86                54,821,800
            Sheffield Receivables
            Corp.
    70,000  5/02/01 (a).............      4.98                69,990,297
    77,680  5/18/01 (a).............      4.99                77,497,192
            Svenska Handelsbanken
    41,369  5/14/01.................      4.96                41,294,904
            Sweetwater Capital Corp.
    35,993  5/02/01.................      5.01                35,987,991
            Three Rivers Funding
    50,000  5/15/01.................      5.00                49,902,778

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            Toyota Motor Credit
$   30,000  5/17/01 (a).............      4.46%         $     29,940,533
    70,000  5/18/01 (a).............      4.47                69,852,242
    55,000  5/11/01 (a).............      4.89                54,925,292
            Triple-A-One Funding
            Corp.
    75,000  5/11/01.................      4.48                74,906,667
            Verizon Network
            Funding
    50,000  7/20/01.................      4.35                49,516,667
    25,000  5/22/01.................      4.89                24,928,687
    20,000  5/21/01.................      4.99                19,944,556
            Wells Fargo Corp.
    60,000  5/01/01.................      5.29                60,000,000
            Windmill Funding Corp.
    75,000  5/14/01 (a).............      5.00                74,864,583
                                                        ----------------
            Total Commercial Paper
            (amortized cost
            $3,133,284,492).........                       3,133,284,492
                                                        ----------------
            CERTIFICATES OF
            DEPOSIT-26.8%
            Australia New Zealand
            (Delaware)
     6,000  4.85%, 6/11/01..........      4.85                 6,000,000
            Bank National Paribas
    45,000  4.77%, 6/21/01..........      4.77                45,000,000
    45,000  4.82%, 5/21/01..........      4.82                45,000,000
            Bank of Montreal
    50,000  4.99%, 5/15/01..........      4.99                50,000,000
            Bank of Nova Scotia
    75,000  4.96%, 5/15/01..........      4.96                75,000,000
            Bank of Scotland
    27,000  4.35%, 6/11/01..........      4.35                27,000,000
            Bayerische Landesbank
            FRN
    37,000  4.44%, 10/25/01.........      4.48                36,993,708
            Canadian Imperial
            Bank
    85,000  4.78%, 6/29/01..........      4.78                85,000,000
            Credit Agricole
            Indosuez
    70,000  4.85%, 5/21/01..........      4.85                70,000,000
            Den Danske Corp.
    25,000  6.34%, 6/12/01..........      6.34                25,000,000
            Dexia CLF Finance Co.
    40,000  4.97%, 5/15/01 (a)......      4.97                40,000,000
            First Union National
    40,000  5.42%, 5/04/01..........      5.35                40,000,645
            Harris Trust & Savings
    41,000  4.80%, 6/28/01..........      4.80                41,000,000
            KBC (Kredietbank-Cera)
            Bank
    95,000  4.81%, 6/29/01..........      4.80                95,001,538
            Landesbank Baden-
            Wurttemberg
    50,000  4.61%, 9/28/01..........      4.61                50,001,018
    15,000  7.37%, 5/30/01..........      7.37                15,000,000
            Landesbank-Hessen-
            Thueringen
    47,000  7.14%, 5/08/01..........      7.16                46,999,936
            Lloyds Bank PLC
    50,000  4.88%, 5/24/01..........      4.87                50,000,317
    21,000  7.29%, 5/16/01..........      7.30                20,999,919
            Merita-Nordbanken PLC
   100,000  4.88%, 5/22/01..........      4.88               100,000,000
            Norddeutsche
            Landesbank
    50,000  4.80%, 6/22/01..........      4.76                50,002,854
   140,000  4.98%, 5/14/01..........      4.98               140,000,000
            Rabobank Nederland
    40,000  4.58%, 9/28/01..........      4.58                40,000,000
    58,000  5.93%, 5/16/01..........      5.93                58,000,000
    28,000  7.29%, 5/16/01..........      7.30                27,999,892
            Royal Bank of Canada
    15,000  6.26%, 9/12/01..........      6.26                15,000,000
    25,000  6.34%, 6/12/01..........      6.34                25,000,000
            Royal Bank of Scotland
    50,000  4.87%, 6/15/01..........      4.87                50,000,000
    50,000  4.94%, 5/15/01..........      4.94                50,000,000
            San Paolo-IMI
    55,000  4.75%, 6/21/01..........      4.75                55,000,000
            Southtrust Bank NA
    55,000  5.04%, 5/15/01..........      5.04                55,000,000
            U.S. Bank NA
    61,000  4.51%, 9/17/01..........      4.51                61,000,000
            Westpac Banking
    60,000  4.62%, 9/28/01..........      4.61                60,002,444
                                                        ----------------
            Total Certificates of Deposit
            (amortized cost
            $1,651,002,271).........                       1,651,002,271
                                                        ----------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-9.8%
            Federal National Mortgage
            Assoc. FRN
    50,000  4.04%, 9/17/01..........      4.24                49,963,198
   235,000  4.21%, 3/22/02..........      4.21               235,000,000
    25,000  6.38%, 12/21/01 MTN.....      6.38                25,000,000
            Federal Home Loan
            Mortgage Corp.
    16,000  5.14%, 5/24/01..........      5.14                15,947,458
            Student Loan Marketing
            Assoc. FRN
   190,000  4.18%, 12/12/01.........      4.19               189,988,674
    90,000  4.19%, 1/09/02..........      4.19                90,000,000
                                                        ----------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $605,899,330)...........                         605,899,330
                                                        ----------------
            CORPORATE
            OBLIGATIONS-7.7%
            Allstate Life Insurance
            Funding Agreement FRN
    25,000  5.13%, 5/01/01 (b)......      5.13                25,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            Beta Finance Corp. MTN
$   45,000  7.30%, 5/15/01 (a)......      7.30%         $     45,000,000
            Beta Finance, Inc. FRN
    25,000  4.62%, 1/14/02 (a)......      4.62                25,000,000
            Centauri Corp. USA, Inc.
    57,000  4.40%, 4/26/02 (a)......      4.39                57,019,103
    30,000  4.42%, 4/25/02 (a)......      4.42                30,000,000
    25,000  4.62%, 1/14/02 (a)......      4.62                25,000,000
            Dorada Finance, Inc.
            MTN
    73,000  7.44%, 6/08/01 (a)......      7.44                73,000,000
            Hartford Life
            Insurance Co. FRN
    40,000  5.08%, 6/01/01..........      5.08                40,000,000
            Metlife Funding
            Agreement FRN
    63,000  5.08%, 1/02/02..........      5.08                63,000,000
            Sigma Finance, Inc.
            FRN MTN
    25,000  4.65%, 9/25/01 (a)......      4.65                25,000,000
    20,000  5.05%, 8/06/01 (a)......      5.05                20,000,000
    30,000  5.07%, 11/01/01 (a).....      5.07                30,000,000
            Travelers Insurance Co.
            FRN
    20,000  5.04%, 8/10/01 (b)......      4.92                20,000,000
                                                        ----------------
            Total Corporate Obligations
            (amortized cost
            $478,019,103)...........                         478,019,103
                                                        ----------------
            REPURCHASE
            AGREEMENT-4.9%
            Lehman Brothers, Inc.
   300,000  4.99%, dated 3/13/01,
            due 5/14/01 in the
            amount of $302,578,167
            (cost $300,000,000;
            collateralized by
            $458,107,215 GNMAs,
            6.0% to 13%, due
            9/15/06 to 7/15/30,
            value $305,971,032) (c)
            (amortized cost
            $300,000,000)...........      4.99               300,000,000
                                                        ----------------

            TOTAL INVESTMENTS-100.0%
            (amortized cost
            $6,168,205,196).........                       6,168,205,196
            Other assets less
            liabilities-0.0%........                           1,854,216
                                                        ----------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            3,314,536,712 Class A shares,
            2,387,128,332 Class B shares
            and 468,405,002 Class C
            shares outstanding).....                    $  6,170,059,412
                                                        ================

--------------------------------------------------------------------------------

See Glossary of Terms on page 22.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2001            Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-57.8%
            FEDERAL HOME LOAN
            MORTGAGE CORP.-19.2%
$   20,000  4.17%, 8/17/01 FRN......      4.17%             $ 19,992,389
    60,000  4.45, 8/17/01 FRN.......      4.45                59,991,023
    12,000  7/12/01.................      4.18                11,900,640
     7,000  7/06/01.................      4.63                 6,941,865
    28,000  6/12/01.................      4.70                27,847,447
     4,500  6/20/01.................      4.75                 4,470,563
    14,000  6/21/01.................      4.75                13,906,585
    35,000  5/08/01.................      4.87                34,966,993
    15,070  5/17/01.................      4.88                15,037,583
    50,000  5/01/01.................      4.93                50,000,000
    15,000  5/08/01.................      4.97                14,985,825
    50,000  5/24/01.................      5.22                49,835,326
                                                        ----------------
                                                             309,876,239
                                                        ----------------
            FEDERAL HOME
            LOAN BANK-14.2%
     7,000  6.75%, 5/04/01..........      7.15                 6,999,788
    12,000  7/11/01.................      4.17                11,902,257
    12,000  7/18/01.................      4.18                11,892,620
    10,000  7/13/01.................      4.19                 9,915,847
     8,403  7/05/01.................      4.20                 8,339,884
    25,000  6/20/01.................      4.75                24,836,458
    19,000  6/01/01.................      4.84                18,921,467
    16,000  5/04/01.................      4.85                15,993,547
    55,000  5/02/01.................      4.86                54,992,606
    15,000  5/16/01.................      4.87                14,969,812
    30,000  5/23/01.................      5.21                29,905,767
    20,000  5/18/01.................      5.26                19,950,936
                                                        ----------------
                                                             228,620,989
                                                        ----------------
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-13.9%
    10,000  4.04%, 9/17/01 FRN......      4.04                 9,992,640
    15,000  4.21%, 3/22/02 FRN......      4.21                15,000,000
    28,000  6.38%, 12/21/01 MTN.....      6.38                28,000,000
    15,000  7.00%, 5/17/01..........      7.00                15,000,159
     5,000  7.25%, 5/25/01 MTN......      7.25                 5,000,000
     8,765  7/12/01.................      4.22                 8,691,725
    20,000  6/21/01.................      4.62                19,870,233
    40,000  7/05/01.................      4.65                39,667,778
    14,000  6/14/01.................      4.68                13,920,604
    19,000  6/28/01.................      4.70                18,857,658
     9,000  6/07/01.................      4.71                 8,956,803
    30,000  5/17/01.................      5.21                29,931,333
    12,000  5/17/01.................      6.49                11,966,453
                                                        ----------------
                                                             224,855,386
                                                        ----------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-10.5%
    10,000  4.17%, 9/17/01 FRN......      4.17                 9,997,007
    40,000  4.18%, 12/11/01 FRN.....      4.18                39,997,626
    14,000  4.18%, 12/12/01 FRN.....      4.18                13,999,166
     5,000  4.19%, 7/19/01
            FRN MTN.................      4.19                 5,000,000
    21,000  4.19%, 9/28/01 FRN......      4.19                20,998,476
    10,000  4.19%, 1/09/02 FRN......      4.19                10,000,000
    20,000  4.24%, 10/18/01 FRN.....      4.24                20,000,000
    15,000  4.24%, 2/26/02 FRN......      4.24                15,003,451
    25,000  4.27%, 2/08/02 FRN......      4.27                25,006,836
    10,000  4.41%, 10/24/01 FRN.....      4.41                10,000,000
                                                        ----------------
                                                             170,002,562
                                                        ----------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $933,355,176)...........                         933,355,176
                                                        ----------------
            REPURCHASE
            AGREEMENTS-41.9%
            Barclays de Zoete Wedd
            Securities, Inc.
    15,000  4.75%, dated 4/05/01,
            due 6/05/01 in the
            amount of $15,120,729
            (cost $15,000,000;
            collateralized by
            $14,278,000 FNMAs,
            6.625%, due 11/15/10,
            value $15,340,967) (c)..      4.75                15,000,000
            Bear Stearns & Co.
    30,000  4.92%, dated 3/14/01,
            due 5/14/01 in the
            amount of $30,250,100
            (cost $30,000,000;
            collateralized by
            $45,327,834 FHLMCs
            FNMAs and U.S.
            Treasury Notes, 5.50%
            to 9.00%, due 6/1/06
            to 11/01/30, value
            $30,804,420) (c)........      4.92                30,000,000
            Chase Securities, Inc.
    40,000  4.62%, dated 4/30/01,
            due 5/01/01 in the
            amount of $40,005,133
            (cost $40,000,000;
            collateralized by
            $80,880,000 FNMA,
            1.00%, due 6/01/37,
            value $41,111,000)......      4.62                40,000,000

STATEMENT OF NET ASSETS
(continued)               Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            CS First Boston Corp.
$   45,000  4.85%, dated 4/05/01,
            due 5/08/01 in the
            amount of $45,200,063
            (cost $45,000,000;
            collateralized by
            $56,486,000 FHLMC
            and FNMAs, 6.00% to
            7.00%, due 9/1/10 to
            2/01/29, value
            $46,050,447) (c)........      4.85%             $ 45,000,000
            Deutsche Bank
    80,000  4.75% to 4.90, dated
            4/03/01 to 4/05/01,
            due 5/07/01 to 6/04/01
            in the amount of
            $80,501,444 (cost
            $80,000,000; collateralized
            by $90,510,249 FNMAs,
            7.00% to 7.50%, due
            9/01/14 to 1/01/31,
            value $81,600,001) (c)..      4.90                80,000,000
            Fuji
    25,000  4.55%, dated 4/30/01,
            due 5/01/01 in the
            amount of $25,003,160
            (cost $25,000,000;
            collateralized by
            $22,262,000 U.S.
            Treasury Bill, U.S.
            Treasury Bonds and
            U.S. Treasury Notes,
            0.00% to 8.75%, due
            5/10/01 to 11/15/27,
            value $25,500,338) (c)..      4.55                25,000,000
            Goldman Sachs & Co.
    35,000  4.90%, dated 4/06/01,
            due 5/09/01 in the
            amount of $35,157,208
            (cost $35,000,000;
            collateralized by
            $78,486,652 FHLMCs,
            5.50% to 9.50%, due
            7/01/08 to 5/01/30,
            value $35,700,000) (c)..      4.90                35,000,000
            Lehman Brothers, Inc.
    80,000  4.88% to 5.00%, dated
            3/13/01 to 4/05/01, due
            5/09/01 to 5/15/01 in the
            amount of $80,555,061
            (cost $80,000,000;
            collateralized by
            $137,600,892 GNMAs,
            6.50% to 11.00%, due
            11/15/18 to 4/20/31,
            value $81,595,926) (c)..      5.00                80,000,000
            Merrill Lynch & Co., Inc.
    80,000  4.75% to 4.90%, dated
            3/23/01 to 4/05/01, due
            5/07/01 to 5/22/01 in the
            amount of $80,526,500
            (cost $80,000,000;
            collateralized by
            $148,535,000 FHLMC
            and FNMAs, 1.00%, due
            9/01/24 to 11/01/30, value
            $82,011,476) (c)........      4.90                80,000,000
            Morgan Stanley Dean
            Witter
    75,000  4.625%, dated 4/30/01,
            due 5/01/01 in the
            amount of $75,009,635
            (cost $75,000,000;
            collateralized by
            $87,136,906 FNMAs,
            6.00% to 7.50%, due
            4/01/28 to 5/01/31,
            value $76,650,857) (c)..      4.63                75,000,000
            Paribas Corp.
    90,000  4.75% to 4.84%, dated
            4/05/01 to 4/11/01, due
            5/10/01 to 6/11/01 in the
            amount of $90,590,653
            (cost $90,000,000;
            collateralized by
            $89,503,000 FHLMCs,
            FNMAs, U.S. Treasury
            Bonds and U.S. Treasury
            Notes, 3.625% to 6.375%,
            due 7/15/02 to 4/15/29,
            value $92,285,127(c)....      4.84                90,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            State Street Bank and
            Trust Co.
$   32,700  4.56%, dated 4/30/01,
            due 5/01/01 in the
            amount of $32,704,142
            (cost $32,700,000;
            collateralized by
            $33,985,000 FNMA,
            0.00%, due 7/19/01,
            value $33,687,631)......      4.56%         $     32,700,000
            UBS Finance, Inc.
    50,000  4.89%, dated 4/03/01 to
            4/11/01, due 5/03/01 to
            5/11/01 in the amount of
            $50,203,750 (cost
            $50,000,000; collateralized
            by $49,730,000 FHLMC
            and FHLMDN, 6.875%,
            due 2/28/02 to 1/15/05,
            value $51,139,550) (c)..      4.89                50,000,000
                                                        ----------------
            Total Repurchase
            Agreements
            (amortized cost
            $677,700,000)...........                         677,700,000
                                                        ----------------

                                                                   Value
            ------------------------------------------------------------
            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $1,611,055,176).........                    $  1,611,055,176
            Other assets less
            liabilities-0.3%........                           5,442,446
                                                        ----------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            792,131,675 Class A shares,
            696,004,889 Class B shares
            and 128,472,497 Class C
            shares outstanding).....                    $  1,616,497,622
                                                        ================

--------------------------------------------------------------------------------

See Glossary of Terms on page 22.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2001              Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-84.5%
            ALABAMA-3.5%
            Alabama Special Care
            Facilities Authority
            (Ascension Health Credit)
            Series 99B
$   14,500  11/15/39 (e)............      4.35%         $     14,500,000
            (Ascension Health Credit)
            Series 99B
    13,000  11/15/39 (e)............      4.35                13,000,000
            Bessemer Medical
            Clinic Board
            (Lloyd Noland Foundation)
            Series A
    15,000  10/01/30 (e)............      4.35                15,000,000
                                                        ----------------
                                                              42,500,000
                                                        ----------------
            ARIZONA-0.3%
            Maricopa County PCR
            (Arizona Public Service
            Palo Verde Project)
            Series 94B
     3,100  5/01/29 (e).............      4.35                 3,100,000
                                                        ----------------
            ARKANSAS-1.1%
            Blytheville IDR
            (Nucor Project)
            Series 98 AMT
     8,300  6/01/28 (e).............      4.40                 8,300,000
            Warren Solid Waste
            Disposal
            (Potlatch Corp. Project)
     5,150  4/01/12 (e).............      4.40                 5,150,000
                                                        ----------------
                                                              13,450,000
                                                        ----------------
            CALIFORNIA-0.6%
            California Higher
            Education Loan
            Authority
            (Student Loan Revenue)
            Series A-2 PPB
     7,800  12/01/02 (e)............      3.15                 7,800,000
                                                        ----------------
            COLORADO-0.4%
            Pitkin County IDR
            (Aspen Skiing Co.)
            Series 94B AMT
     1,000  4/01/14 (e).............      4.50                 1,000,000
            University of Colorado
            (Certificates of
            Participation)
            Series A PPB
     3,500  7/01/18 (e).............      4.45                 3,500,000
                                                        ----------------
                                                               4,500,000
                                                        ----------------
            DELAWARE-2.3%
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project)
            Series 97A AMT
    19,000  8/01/29 (e).............      4.45                19,000,000
            (Delmarva Power &
            Light)
            Series 93C
     9,200  10/01/28 (e)............      4.35                 9,200,000
                                                        ----------------
                                                              28,200,000
                                                        ----------------
            DISTRICT OF
            COLUMBIA-3.6%
            District of Columbia
            GO FSA
            Series 00A
    19,000  6/01/15 (e).............      4.10                19,000,000
            Series 00B
    24,000  6/01/30 (e).............      4.10                24,000,000
                                                        ----------------
                                                              43,000,000
                                                        ----------------
            FLORIDA-1.5%
            Capital Project
            Financial Authority
            (Loan Program AAAE
            Airports Project)
            Series 00H
     6,000  12/01/30 (e)............      4.40                 6,000,000
            Hillsborough IDA
            (Tampa Metro Area
            YMCA Project)
            Series 00
     2,500  3/01/25 (e).............      4.30                 2,500,000
            Orange County Health
            Facilities
            (Florida Hospital Assoc.)
            Series 00A
    10,000  6/01/30 (e).............      4.40                10,000,000
                                                        ----------------
                                                              18,500,000
                                                        ----------------
            GEORGIA-6.5%
            Bibb County
            Development Authority
            (Trustee of Mount
            De Sales Academy)
            Series 00
     6,000  3/01/20 (e).............      4.30                 6,000,000
            Columbia Elderly
            Authority Residential
            Care Facilities
            (Augusta Residential
            Center on Aging)
     3,255  1/01/21 (e).............      4.30                 3,255,000
            De Kalb Development
            Authority
            (Atlanta Jewish
            Community Center)
    10,500  9/01/24 (e).............      4.30                10,500,000
            Fulton County
            (Spelman College Project)
            Series 99
     8,000  11/01/20 (e)............      4.30                 8,000,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            Fulton County HFA
            MFHR
            (Hampton Hills Apts.
            Project)
$    5,000  6/01/23 (e).............      4.35%         $      5,000,000
            Fulton County MFHR
            (Spring Creek Crossing)
            Series 94
    13,600  10/01/24 (e)............      4.30                13,600,000
            Fulton School District
            Notes
            (Construction Sales Tax)
    15,000  12/28/01................      3.12                15,060,869
            Gainsville & Hall County
            (Senior Living Facility
            Lanier Village)
            Series 99A
     7,500  11/15/10 (e)............      4.35                 7,500,000
            Metropolitan Atlanta
            Rapid Transit
            (Sales Tax Revenue)
            Series 00A
    10,000  7/01/25 (e).............      4.00                10,000,000
                                                        ----------------
                                                              78,915,869
                                                        ----------------
            ILLINOIS-6.8%
            Aurora Kane & DuPage
            IDR
            (Jania Family LLC
            Project)
            Series 99 AMT
     6,370  12/01/29 (e)............      4.50                 6,370,000
            Chicago Board of
            Education FSA
            (Unlimited Tax GO Bonds)
            Series 00B
     8,000  3/01/32 (e).............      4.25                 8,000,000
            (Unlimited Tax GO Bonds)
            Series 00D
    10,000  3/01/32 (e).............      4.25                10,000,000
            Chicago Illinois
            (Homestart Program)
            Series A
    10,000  6/01/05 (e).............      4.30                10,000,000
            Des Plaines Cook County
            IDR
            (CP Partners LLC Project)
            Series 97A
     6,450  11/01/15 (e)............      4.50                 6,450,000
            Elmhurst Hospital
            Revenue
            (Joint Comm. Health
            Organization)
            Series 88
     9,660  7/01/18 (e).............      4.20                 9,660,000
            Illinois Development
            Finance Authority
            (D.E. Akin Seed Project)
            AMT
     1,000  11/01/04 (e)............      4.45                 1,000,000
            Illinois Development
            Finance Authority MFHR
            (Cinnamon Lake Towers)
            Series 97 AMT
     5,300  4/15/37 (e).............      4.40                 5,300,000
            Illinois Health Facilities
            Authority
            (Franciscan Eldercare)
            Series 96E
     5,560  5/15/27 (e).............      4.35                 5,560,000
            Illinois Health Facilities
            Authority FSA
            (Resurrection Health
            Project)
            Series 99A
     3,000  5/15/29 (e).............      4.45                 3,000,000
            (Resurrection Health
            Project)
            Series 99B
     7,550  5/15/29 (e).............      4.30                 7,550,000
            Southwestern
            Development Authority
            PCR
            (Shell Wood River Project)
            Series 95 AMT
     2,700  11/01/25 (e)............      4.55                 2,700,000
            Tinley Park Special
            Assessment District
            (Millennium Lakes
            Development)
     7,335  2/01/08 (e).............      4.35                 7,335,000
                                                        ----------------
                                                              82,925,000
                                                        ----------------
            INDIANA-4.8%
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 97 AMT
     7,500  10/01/27 (e)............      4.35                 7,500,000
            (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
     2,000  1/01/29 (e).............      4.35                 2,000,000
            Indiana Development
            Finance Authority PCR
            (Alcoa, Inc. Project)
            Series 99
    13,905  1/01/17 (e).............      4.25                13,905,000
            Indiana Health Facility
            Finance Authority
            (Ascension Health)
            Series 99B
    16,000  11/15/39 (e)............      4.35                16,000,000
            Indiana Health Facility
            Financing Authority
            (Senior Living Greencroft
            Obligation)
            Series 00
    12,560  9/01/30 (e).............      4.30                12,560,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            Indianapolis Resource
            Recovery
            (Ogden Martin System,
            Inc.) AMBAC
$    6,285  12/01/01................      6.50%         $      6,405,532
                                                        ----------------
                                                              58,370,532
                                                        ----------------
            KANSAS-0.8%
            Lenexa Health Care
            Facility
            (Lakeview Village)
            Series A
     9,160  5/15/26 (e).............      4.30                 9,160,000
                                                        ----------------
            KENTUCKY-6.1%
            Barbourville College
            Revenue
            (Union College Project)
            Series A
     3,410  8/01/23 (e).............      4.35                 3,410,000
            Breckinridge County
            (Kentucky Association
            County Leasing Trust)
            Series 99
    18,595  12/01/29 (e)............      4.20                18,595,000
            (Kentucky Association of
            County Leasing Trust)
            Series 01A
    10,000  2/01/31 (e).............      4.20                10,000,000
            Henderson
            (Hospital Association
            Health Facilities)
            Series 00A
    15,000  12/01/30 (e)............      4.40                15,000,000
            Jeffersontown
            (League of Cities Fund Trust)
            Series 00
    19,000  3/01/30 (e).............      4.20                19,000,000
            Kenton Airport Board
            (Delta Air Lines Project)
            Series 00B
     8,000  10/01/30 (e)............      4.20                 8,000,000
                                                        ----------------
                                                              74,005,000
                                                        ----------------
            LOUISIANA-1.4%
            Ascension Parish
            (Shell Chemical Project)
            Series 00 AMT
     4,000  12/27/35 (e)............      4.55                 4,000,000
            Lake Charles Harbor &
            Term Port Improvement
            (Global Industries)
            Series 97 AMT
    11,400  11/01/27 (e)............      4.35                11,400,000
            Lincoln Parish SWDR
            (Willamette Industries
            Project)
            Series 96 AMT
     1,400  4/01/26 (e).............      4.40                 1,400,000
                                                        ----------------
                                                              16,800,000
                                                        ----------------
            MAINE-0.5%
            South Berwick Education
            Revenue
            (Berwick Academy Issue)
     6,000  8/01/24 (e).............      4.35                 6,000,000
                                                        ----------------
            MARYLAND-0.5%
            Maryland Stadium
            Authority
            (Sports Facilities Lease)
            Series 99 AMT
     6,000  12/15/19 (e)............      4.30                 6,000,000
                                                        ----------------
            MICHIGAN-2.9%
            Michigan State Hospital
            Finance Authority
            (Mt. Clemens General
            Hospital)
            Series 00
     6,800  3/01/15 (e).............      4.30                 6,800,000
            (Mt. Clemens General
            Hospital)
            Series 94
    13,860  8/15/15 (e).............      4.25                13,860,000
            (Trinity Health Credit
            Group)
            Series 00E
    15,000  12/01/30 (e)............      4.25                15,000,000
                                                        ----------------
                                                              35,660,000
                                                        ----------------
            MINNESOTA-2.0%
            Center City Health
            Care Authority
            (Hazelden Foundation
            Project)
            Series 00
     7,100  11/01/20 (e)............      4.35                 7,100,000
            Cloquet
            (Potlatch Corp. Project)
            Series 96A AMT
     5,000  4/01/26 (e).............      4.40                 5,000,000
            (Potlatch Corp. Project)
            Series 99C AMT
     6,900  4/01/29 (e).............      4.40                 6,900,000
            Coon Rapids
            (Health Central System
            Project)
     4,000  8/01/15 (e).............      4.85                 4,000,000
            Cottage Grove
            (Minnesota Mining &
            Manufacturing Co.
            Project)
     1,000  8/01/12 (e).............      4.64                 1,000,000
                                                        ----------------
                                                              24,000,000
                                                        ----------------
            MISSISSIPPI-1.2%
            Mississippi Business
            Finance Corp.
            (Jackson Medical Mall
            Foundation)
            Series 00A
    15,000  11/01/18 (e)............      4.30                15,000,000
                                                        ----------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            MISSOURI-1.3%
            Boone County IDA
            (Minnesota Mining &
            Manufacturing Co. Project)
$      500  12/01/25 (e)............      4.85%         $        500,000
            Missouri HEFA
            (Lutheran Senior Services)
            Series 00
    15,000  2/01/31 (e).............      4.40                15,000,000
                                                        ----------------
                                                              15,500,000
                                                        ----------------
            NEVADA-0.3%
            Henderson Public
            Improvement Trust
            MFHR
            (Pueblo Verde 1 Apts.)
            Series 95A
     4,150  8/01/26 (e).............      4.15                 4,150,000
                                                        ----------------
            NEW HAMPSHIRE-0.4%
            New Hampshire Health &
            Education Facilities
            (Southern New Hampshire
            Medical Center)
            Series 01
     5,000  10/01/30 (e)............      4.30                 5,000,000
                                                        ----------------
            NORTH CAROLINA-1.5%
            Educational Facilities
            Financial Agency
            (Gardner Webb University)
     2,710  7/01/19 (e).............      4.25                 2,710,000
            North Carolina Capital
            Facilities Financial Agency
            (Student Housing Facility
            Revenue, the NCA & T
            Univ. Foundation)
            Series 01
     5,700  7/01/32 (e).............      4.30                 5,700,000
            North Carolina
            Educational Facilities
            Financial Agency
            (Cardinal Gibbons High
            School)
            Series 99
     4,900  8/01/14 (e).............      4.25                 4,900,000
            University of North
            Carolina Chapel Hill
            (Board of Governors)
            Series 01B
     5,000  12/01/25 (e)............      4.00                 5,000,000
                                                        ----------------
                                                              18,310,000
                                                        ----------------
            OHIO-3.1%
            Cleveland Airport
            Systems Revenue FSA
            Series C
    13,500  1/01/31 (e).............      4.05                13,500,000
            Cuyahoga Health Care
            (Judson Retirement
            Community)
            Series 00
     4,000  11/15/19 (e)............      4.30                 4,000,000
            Franklin County
            (Trinity Health Credit
            Group)
            Series 00F
    16,000  12/01/30 (e)............      4.25                16,000,000
            Franklin County MFHR
            (Hanover Ridge Apts.)
            Series 00 AMT
     2,350  12/15/30 (e)............      4.45                 2,350,000
            Hamilton County
            Hospital Facilities Revenue
            (Bethesda Hospital, Inc.)
            Series 95
       750  2/15/24 (e).............      4.05                   750,000
            Warren County IDA
            (Pioneer Industrial
            Components Project)
            Series 85
     1,250  12/01/05 (e)............      4.40                 1,250,000
                                                        ----------------
                                                              37,850,000
                                                        ----------------
            OKLAHOMA-0.7%
            Rural Enterprises
            (Governmental Financing
            Program)
            Series 00A
     8,000  10/01/30 (e)............      4.40                 8,000,000
                                                        ----------------
            PENNSYLVANIA-8.5%
            Allegheny County IDR
            (United Jewish Federation
            Project)
            Series 96A
     5,030  10/01/26 (e)............      4.35                 5,030,000
            Emmaus Local
            Government General
            Authority Revenue
            Series 89B-18
     1,000  3/01/24 (e).............      4.30                 1,000,000
            Series B-21
     6,400  3/01/24 (e).............      4.35                 6,400,000
            Series F-15
     4,000  3/01/24 (e).............      4.35                 4,000,000
            Harrisburg Authority
            Revenue
            Series 01
    47,000  3/01/34 (e).............      4.27                47,000,000
            Indiana County IDR
            (Conemaugh Project)
            Series 97A AMT
     8,500  6/01/27 (e).............      4.25                 8,500,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            Montgomery County
            Higher Education &
            Health Loan Revenue
            Series 97A
$    6,735  4/01/17 (e).............      4.35%         $      6,735,000
            Pennsylvania Higher
            Educational Facility
            (University of
            Pennsylvania Hospital)
            Series 96C
     2,600  1/01/26 (e).............      4.00                 2,600,000
            Pennsylvania State
            University
            Series 01A
     1,000  4/01/31 (e).............      4.30                 1,000,000
            Philadelphia County IDA
            (Cliveden Maplewood
            Project)
            Series 99
     6,840  1/01/24 (e).............      4.35                 6,840,000
            Philadelphia Hospital &
            Higher Education
            (Wills Eye Hospital
            Project)
            Series 00
    13,000  11/01/30 (e)............      4.30                13,000,000
            Venango IDR
            (Penzoil Co. Project)
            Series 82A
       285  12/01/12 (e)............      4.55                   285,000
                                                        ----------------
                                                             102,390,000
                                                        ----------------
            RHODE ISLAND-0.8%
            Coventry Rhode Island
            BAN
     9,500  12/12/01................      3.60                 9,529,688
                                                        ----------------
            SOUTH CAROLINA-1.1%
            Berkeley County IDR
            (Nucor Corp. Project)
            Series 96 AMT
     5,000  3/01/29 (e).............      4.35                 5,000,000
            (Nucor Corp. Project)
            Series 97 AMT
     3,900  4/01/30 (e).............      4.35                 3,900,000
            (Nucor Corp. Project)
            Series 98 AMT
     4,700  4/01/31 (e).............      4.35                 4,700,000
                                                        ----------------
                                                              13,600,000
                                                        ----------------
            TENNESSEE-3.9%
            Education Funding of
            the South
            (Student Funding Corp.)
            Series 87A-3 AMT
     9,900  12/01/17 (e)............      4.20                 9,900,000
            Hendersonville
            Educational Facility
            (Pope John Paul II High
            School)
            Series 00
     5,000  12/01/20 (e)............      4.30                 5,000,000
            Knox Health
            Educational & Housing
            Board
            (THA Solutions Group)
            Series 99
    15,000  5/01/29 (e).............      4.40                15,000,000
            Montgomery County
            (Public Building
            Authority Loan Pool)
            Series 95
     7,550  3/01/25 (e).............      4.25                 7,550,000
            Stewart County IDR
            (Standard Gypsum Project)
            Series 99B AMT
    10,000  5/01/34 (e).............      4.35                10,000,000
                                                        ----------------
                                                              47,450,000
                                                        ----------------
            TEXAS-6.1%
            Bexar Health Facility
            Development Corp.
            (Air Force Village)
    14,300  8/15/30 (e).............      4.35                14,300,000
            Brazos River County
            (Merey Sweeny Project)
            Series 00A AMT
     1,000  4/01/20 (e).............      4.55                 1,000,000
            Cameron Education
            Corp.
            (Dallas Jewish
            Community Foundation)
            Series 00
     7,700  12/01/30 (e)............      4.25                 7,700,000
            Grapevine Industrial
            Development Corporation
            (Trencor Jetco, Inc.)
            AMT
     6,000  4/01/19 (e).............      4.40                 6,000,000
            Grayson County IDR
            (Aluminum Co. of
            America)
     7,000  12/01/02 (e)............      4.20                 7,000,000
            Gulf Coast IDA SWDR
            (Citgo Petroleum Corp.
            Project)
            Series 94 AMT
     1,000  4/01/26 (e).............      4.55                 1,000,000
            Gulf Coast SWDR
            (Air Products Project)
            Series 99 AMT
     1,300  6/01/34 (e).............      4.35                 1,300,000
            (Citgo Petroleum Corp.)
            Series 95 AMT
       500  5/01/25 (e).............      4.55                   500,000
            Metropolitan Higher
            Education Authority
            (University of Dallas)
            Series 99
     6,900  5/01/19 (e).............      4.30                 6,900,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            Midlothian IDR
            (Texas Industries, Inc.)
            Series 99 AMT
$    2,500  5/01/29 (e).............      4.55%         $      2,500,000
            North Central Health
            Facility Development
            (Northwest Senior
            Housing Corp.)
            Series C
    17,500  11/15/29 (e)............      4.30                17,500,000
            Port Corpus Christi IDR
            (Citgo Petroleum Corp.)
            Series 98-2 AMT
     1,600  8/01/28 (e).............      4.55                 1,600,000
            Texas TRAN
            Series 00
     7,000  8/31/01.................      4.29                 7,021,525
                                                        ----------------
                                                              74,321,525
                                                        ----------------
            UTAH-0.3%
            Alpine School District
            AMBAC
     3,000  3/15/02.................      3.25                 3,051,082
                                                        ----------------
            VIRGINIA-4.0%
            Capital Region Airport
            (Passenger Facility
            Charge Revenue)
            Series B
     6,000  6/01/29 (e).............      4.25                 6,000,000
            Clarke County IDA FSA
            (Winchester Medical
            Center, Inc.)
            Series 00
     8,000  1/01/30 (e).............      4.10                 8,000,000
            Fairfax County IDA
            (Fairfax Hospital System)
            Series 88D
     7,950  10/01/25 (e)............      4.55                 7,950,000
            Harrisonburg IDA
            (Wachovia Pooled Loan
            Program)
            Series 00
    20,000  8/01/23 (e).............      4.30                20,000,000
            King George County
            IDA SWDR
            (Garnet of Virginia, Inc.)
            Series 96 AMT
     5,000  9/01/21 (e).............      4.35                 5,000,000
            King George County IDR
            (Birchwood Power Project)
            Series 94A AMT
     1,500  10/01/24 (e)............      4.50                 1,500,000
                                                        ----------------
                                                              48,450,000
                                                        ----------------
            WASHINGTON-2.1%
            Issaquah Commercial
            Properties
            Series 01B
     7,000  2/15/21 (e).............      4.30                 7,000,000
            Port of Port Angeles IDR
            (Daishowa America
            Project)
            Series 92B AMT
     3,000  8/01/07 (e).............      4.15                 3,000,000
            Washington Housing
            Finance Commission
            (Living Care Centers
            Project)
            Series 00
     7,950  10/01/30 (e)............      4.25                 7,950,000
            Washington Housing
            Finance Commission
            MFHR
            (Glenbrooke Apartments)
            Series 97A AMT
     7,840  7/01/29 (e).............      4.35                 7,840,000
                                                        ----------------
                                                              25,790,000
                                                        ----------------
            WEST VIRGINIA-0.9%
            Keyser IDR
            (Keyser Associates Project)
     1,550  7/01/14 (e).............      4.35                 1,550,000
            West Virginia Hospital
            Finance Authority
            (WVHA Pooled Loan
            Financing Project)
            Series 00A
     9,580  8/01/30 (e).............      4.38                 9,580,000
                                                        ----------------
                                                              11,130,000
                                                        ----------------
            WISCONSIN-2.7%
            Campbell IDA
            (Skipperliner Industries
            Project)
            Series 00 AMT
     4,295  5/01/20 (e).............      4.45                 4,295,000
            Manitowoc IDR
            (Jagemann Stamping Co.)
            Series 98 AMT
     1,618  4/01/11 (e).............      4.45                 1,618,000
            Wausau
            (Minnesota Mining &
            Manufacturing Co. Project)
     1,600  8/01/17 (e).............      4.64                 1,600,000
            Wisconsin Health
            Facility Authoriy
            (Wheaton Franciscan
            Services)
            Series 97
    15,700  8/15/16 (e).............      4.15                15,700,000
            Wisconsin HEFA
            (University of Wisconsin
            Medical Project)
            Series 00
     8,900  5/01/30 (e).............      4.15                 8,900,000
                                                        ----------------
                                                              32,113,000
                                                        ----------------
            Total Municipal Bonds
            (amortized cost
            $1,024,521,696).........                       1,024,521,696
                                                        ----------------

STATEMENT OF NET ASSETS
April 30, 2001              Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-15.2%
            ARIZONA-2.4%
            Salt River Agricultural
            Authority
            (Improvement & Power
            District)
$   22,201  8/10/01.................      3.25%         $     22,201,000
            (Improvement & Power
            District)
     6,700  9/12/01.................      3.25                 6,700,000
                                                        ----------------
                                                              28,901,000
                                                        ----------------
            FLORIDA-1.0%
            Orlando Utilities
            Commission BAN
            (Water & Electric
            Revenue)
            Series 99A
    11,900  5/02/01.................      3.00                11,900,000
                                                        ----------------
            GEORGIA-1.4%
            Municipal Electric
            Authority
            (Project One)
            Series 85A
    17,000  8/10/01.................      3.15                17,000,000
                                                        ----------------
            INDIANA-0.5%
            Sullivan Cooperative
            Financial Corp.
            (Hoosier Energy Rural
            Electric)
            Series 85 L-1
     6,200  5/18/01.................      3.20                 6,200,000
                                                        ----------------
            KENTUCKY-1.9%
            Pendleton County
            (Kentucky Assoc. of
            County Leasing)
    14,350  9/12/01.................      3.25                14,350,000
            (Kentucky Assoc. of
            County Leasing)
     8,535  9/12/01.................      3.30                 8,535,000
                                                        ----------------
                                                              22,885,000
                                                        ----------------
            OREGON-1.2%
            State of Oregon Health &
            Educational Facilities
            Authority
            (Lewis & Clark College
            Project)
    15,000  7/31/01.................      3.20                15,000,000
                                                        ----------------
            PENNSYLVANIA-1.0%
            Philadelphia
            (Gas Works Revenue Notes)
            Series C
    12,000  5/14/01.................      3.20                12,000,000
                                                        ----------------
            TENNESSEE-0.6%
            Shelby County HEFA
            (Baptist Memorial
            Hospital Project)
            Series 00
     7,500  9/21/01.................      3.15                 7,500,000
                                                        ----------------
            TEXAS-0.8%
            Texas Public Finance
            Authority
            Series B
    10,000  5/23/01.................      3.90                10,000,000
                                                        ----------------
            VIRGINIA-2.1%
            Norfolk IDA
            (Sentara Hospital)
    24,900  5/21/01.................      3.25                24,900,000
                                                        ----------------
            WASHINGTON-1.5%
            Port of Seattle
            (Subordinated Lien
            Revenue Note)
            Series A
    18,470  9/11/01.................      3.15                18,470,000
                                                        ----------------
            WISCONSIN-0.8%
            Wisconsin Transportation
            Revenue
            Series 97A
     9,372  9/11/01.................      3.15                 9,372,000
                                                        ----------------
            Total Commercial Paper
            (amortized cost
            $184,128,000)...........                         184,128,000
                                                        ----------------
            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $1,208,649,696).........                       1,208,649,696
            Other assets less
            liabilities-0.3%........                           3,531,601
                                                        ----------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            435,247,771 Class A shares,
            615,919,928 Class B shares
            and 161,097,093 Class C
            shares outstanding).....                    $  1,212,181,297
                                                        ================

--------------------------------------------------------------------------------

See Glossary of Terms on page 22.

See notes to financial statements.

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER-51.8%
            American General Corp.
$    6,000  5/23/01.................      5.26%         $      5,980,713
            American General
            Finance
     6,000  5/22/01.................      5.23                 5,981,695
            Australia New Zealand
            (Delaware)
     5,000  5/22/01.................      5.19                 4,984,863
            Bank of Nova Scotia
    18,000  6/13/01.................      4.71                17,898,735
            Banque Caisse
            d'Epargne L'Etat
    10,000  6/15/01.................      4.82                 9,939,750
     5,000  5/24/01.................      4.85                 4,984,507
     5,000  5/04/01.................      5.01                 4,997,912
     5,000  5/21/01.................      5.20                 4,985,556
            Banque Generale Du
            Luxembourg
     6,000  4.70%, 6/19/01..........      4.94                 5,961,617
     8,000  4.70%, 6/22/01..........      4.94                 7,945,689
            Bavaria Funding Trust
    10,000  5/09/01.................      4.97                 9,988,956
            CBA (Finance)
            Delaware, Inc.
    10,000  5/17/01.................      4.93                 9,978,089
            CDC Commercial Paper
    25,000  5/01/01.................      4.68                25,000,000
            Centric Capital Corp.
    17,000  5/09/01 (a).............      4.52                16,982,924
            Clipper Receivables Corp.
    30,000  5/11/01 (a).............      4.98                29,958,500
            Commerzbank AG
     7,000  6/29/01.................      4.75                 6,945,507
            CS First Boston, Inc.
    10,000  5/14/01 (a).............      4.95                 9,982,125
     5,000  5/21/01 (a).............      6.42                 4,982,167
            Danske Corp.
     9,000  6/21/01.................      4.71                 8,939,947
     4,000  6/12/01.................      4.88                 3,977,227
     5,000  5/22/01.................      5.21                 4,984,804
            Dexia CLF Finance Co.
     5,000  6/12/01 (a).............      4.83                 4,971,825
            Dupont (E.I.) de
            Nemours & Co.
    18,000  5/30/01 (a).............      4.80                17,930,400
            Eksportfinans ALS
    30,000  5/02/01.................      4.93                29,995,892
            Fortis Funding
     4,000  6/27/01 (a).............      4.73                 3,970,043
            GE Capital International
            Funding
    28,000  6/25/01 (a).............      4.75                27,796,806
            Golden Funding Corp.
     3,000  5/31/01.................      4.45                 2,988,875
            Halifax PLC
     5,000  6/15/01.................      5.90                 4,963,125
            HSBC Bank PLC
     6,000  9/17/01.................      4.45                 5,896,908
            ING Insurance Holdings,
            Inc.
     5,000  5/21/01.................      5.23                 4,985,472
            J.P. Morgan Chase & Co.
    11,000  5/03/01.................      4.98                10,996,957
            KFW International
            Finance, Inc.
    15,000  6/15/01.................      4.67                14,912,438
            Merck & Co., Inc.
    52,000  5/07/01 (a).............      4.92                51,958,140
            Morgan Stanley Dean
            Witter
     9,000  5/15/01.................      5.00                 8,982,500
     9,000  5/14/01.................      5.02                 8,983,685
            National Rural Utility
            Corp.
     8,000  5/23/01.................      4.90                 7,976,044
            Newport Funding Corp.
    13,000  5/11/01.................      5.00                12,981,944
            Park Avenue Receivables
            Corp.
    10,000  5/15/01.................      4.97                 9,980,672
            Pfizer, Inc.
    25,000  5/08/01 (a).............      4.90                24,976,181
     7,000  5/11/01 (a).............      4.90                 6,990,472
            Private Export Funding
            Corp.
     4,797  7/26/01.................      4.35                 4,747,151
    27,000  6/01/01.................      4.83                26,887,703
            SBC Communications,
            Inc.
     5,000  5/25/01.................      4.86                 4,983,800
    15,000  5/15/01.................      4.92                14,971,300
            Sheffield Receivables
            Corp.
    10,000  5/02/01 (a).............      4.99                 9,998,614
    20,000  5/18/01 (a).............      4.99                19,952,919
            Tasmanian Public
            Finance Corp.
    15,000  6/29/01.................      4.76                14,882,983
            Three Rivers Funding
    15,000  5/15/01 (a).............      5.00                14,970,833
            Toyota Motor Credit
            Corp.
    10,000  5/11/01.................      4.89                 9,986,417
            Verizon Network
            Funding
    10,000  6/12/01.................      4.90                 9,942,833
     5,000  5/21/01.................      4.99                 4,986,139
            Wells Fargo Corp.
    10,000  5/01/01.................      5.29                10,000,000
                                                        ----------------
            Total Commercial Paper
            (amortized cost
            $613,930,354)...........                         613,930,354
                                                        ----------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            CERTIFICATES OF
            DEPOSIT-26.1%
            Australia New Zealand
            (Delaware)
$    3,000  4.85%, 6/11/01..........      4.85%         $      3,000,000
            Bank National Paribas
     5,000  4.77%, 6/21/01..........      4.77                 5,000,000
     5,000  4.82%, 5/21/01..........      4.82                 5,000,000
            Bank of Austria
     7,000  4.71%, 7/16/01..........      4.34                 7,005,320
            Bank of Montreal
    10,000  4.99%, 5/15/01..........      4.99                10,000,000
            Bank of Scotland
     5,000  4.35%, 6/11/01..........      4.35                 5,000,000
            Bayerische Landesbank
            FRN
     8,000  4.44%, 10/25/01.........      4.48                 7,998,640
            Canadian Imperial Bank
    15,000  4.78%, 6/29/01..........      4.78                15,000,000
            Credit Agricole Indosuez
    15,000  4.85%, 5/21/01..........      4.85                15,000,000
            Dexia CLF Finance Co.
     8,000  4.97%, 5/15/01 (a)......      4.97                 8,000,000
            Firstar Bank NA
    14,000  4.15%, 9/28/01..........      4.15                14,000,000
            Harris Trust & Savings
     8,000  4.80%, 6/28/01..........      4.80                 8,000,000
            KBC (Kredietbank-Cera)
            Bank
    18,000  4.81%, 6/29/01..........      4.80                18,000,291
            Landesbank Baden-
            Wurttemberg
    10,000  4.61%, 9/28/01..........      4.61                10,000,204
     5,000  7.37%, 5/30/01..........      7.37                 5,000,000
            Landesbank-Hessen-
            Thueringen
    11,000  7.14%, 5/08/01..........      7.16                10,999,985
            Lloyds Bank PLC
    10,000  4.88%, 5/24/01..........      4.87                10,000,063
     5,000  7.29%, 5/16/01..........      7.30                 4,999,981
            Merita Bank PLC
    17,000  4.88%, 5/22/01..........      4.88                17,000,000
            Nordeutsche
            Landesbank
    20,000  4.98%, 5/14/01..........      4.98                20,000,000
            Rabobank Nederland
    10,000  4.58%, 9/28/01..........      4.58                10,000,000
     9,000  5.93%, 5/16/01..........      5.93                 9,000,000
     5,000  7.29%, 5/16/01..........      7.29                 4,999,981
            Royal Bank of Canada
     5,000  6.26%, 9/12/01..........      6.26                 5,000,000
    13,000  6.34%, 6/12/01..........      6.34                13,000,000
            Royal Bank of Scotland
    10,000  4.87%, 6/15/01..........      4.87                10,000,000
    10,000  4.94%, 5/15/01..........      4.94                10,000,000
            San Paolo-IMI
     7,000  4.75%, 6/21/01..........      4.75                 7,000,000
            Southtrust Bank NA
     8,000  5.04%, 5/15/01..........      5.04                 8,000,000
            Svenska Handelsbanken
    18,000  4.86%, 6/11/01..........      4.85                18,000,203
            U.S. Bank NA
    10,000  4.51%, 9/17/01..........      4.51                10,000,000
            Westpac Bank
     6,000  4.62%, 9/28/01..........      4.61                 6,000,244
                                                        ----------------
            Total Certificates of Deposit
            (amortized cost
            $310,004,912)...........                         310,004,912
                                                        ----------------
            U.S. GOVERNMENT &
            AGENCY OBLIGATIONS-15.8%
            Federal Home Loan
            Mortgage Corp.
    30,000  5/24/01.................      5.14                29,901,483
            Federal National
            Mortgage Association
    13,000  4.04%, 9/17/01 FRN......      4.24                12,990,431
    45,000  4.21%, 3/22/02 FRN......      4.21                45,000,000
     5,000  6.38%, 12/21/01 MTN.....      6.38                 5,000,000
    15,000  6/14/01.................      4.76                14,912,825
    20,000  5/24/01.................      5.16                19,934,131
            Student Loan Marketing
            Association FRN
    40,000  4.18%, 12/12/01.........      4.19                39,997,616
    20,000  4.19%, 1/09/02..........      4.19                20,000,000
                                                        ----------------
            Total U.S. Government &
            Agency Obligations
            (amortized cost
            $187,736,486)...........                         187,736,486
                                                        ----------------
            CORPORATE
            OBLIGATIONS-6.4%
            Beta Finance Corp.
            MTN
     9,000  7.30%, 5/15/01 (a)......      7.30                 9,000,000
            Beta Finance, Inc. FRN
     5,000  4.62%, 1/14/02 (a)......      5.15                 5,000,000
            Centauri Corp. USA, Inc.
     9,000  4.40%, 4/26/02 (a)......      4.39                 9,003,016
     4,000  4.42%, 4/25/02 (a)......      4.42                 4,000,000
     5,000  4.62%, 1/14/02 (a)......      5.15                 5,000,000
            Hartford Life
            Insurance Co.
    10,000  5.08%, 6/01/01..........      5.08                10,000,000
            Metlife Funding
            Agreement FRN
    14,000  5.08%, 1/02/02..........      5.08                14,000,000
            Sigma Finance, Inc.
            FRN MTN
     5,000  4.65%, 9/25/01 (a)......      4.65                 5,000,000
     5,000  5.05%, 8/06/01 (a)......      5.05                 5,000,000
     5,000  5.07%, 11/01/01 (a).....      5.07                 5,000,000
            Travelers Life Funding
            Agreement FRN
     5,000  5.04%, 8/10/01 (b)......      5.04                 5,000,000
                                                        ----------------
            Total Corporate Obligations
            (amortized cost
            $76,003,016)............                          76,003,016
                                                        ----------------

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

                                                                   Value
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS-100.1%
            (amortized cost
            $1,187,674,768).........                    $  1,187,674,768
            Other assets less
            liabilities-(0.1%)......                            (926,688)
                                                        ----------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,186,776,496 Class A
            shares outstanding).....                    $  1,186,748,080
                                                        ================

--------------------------------------------------------------------------------

See Glossary of Terms on page 22.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2001              Alliance Institutional Reserves - Treasury Portfolio
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                     Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            OBLIGATIONS-100.1%
            U.S. TREASURY BILLS-73.0%
$    7,000  5/03/01.................      3.33%         $      6,998,709
     6,000  5/03/01.................      3.65                 5,998,786
    14,000  5/03/01.................      3.68                13,997,142
     5,000  7/05/01.................      3.75                 4,966,417
     6,000  7/19/01.................      3.78                 5,950,717
    10,000  8/02/01.................      3.85                 9,901,446
     5,000  8/30/01.................      3.87                 4,935,719
    10,000  8/16/01.................      3.88                 9,886,164
    20,000  5/31/01.................      3.93                19,934,750
    10,000  6/14/01.................      4.13                 9,948,728
    15,000  5/03/01.................      4.15                14,996,550
    20,000  6/07/01.................      4.16                19,915,105
    20,000  5/17/01.................      4.17                19,963,111
    20,000  5/10/01.................      4.18                19,979,200
    15,000  5/24/01.................      4.18                14,960,133
    20,000  5/31/01.................      4.19                19,930,583
    10,000  6/28/01.................      4.20                 9,932,212
     5,000  6/28/01.................      4.22                 4,966,328
    10,000  6/07/01.................      4.27                 9,956,602
    15,000  6/28/01.................      4.28                14,897,775
    30,000  5/24/01.................      4.35                29,917,200
    10,000  5/24/01.................      4.40                 9,971,569
    10,000  5/31/01.................      4.44                 9,963,250
    25,000  5/17/01.................      4.46                24,950,778
    10,000  5/10/01.................      4.51                 9,988,775
    10,000  5/31/01.................      4.52                 9,962,646
    15,000  5/10/01.................      4.95                14,981,644
    12,000  5/03/01.................      4.97                11,996,720
                                                        ----------------
                                                             363,748,759
                                                        ----------------
            U.S. TREASURY NOTES-27.1%
    61,000  5.25%, 5/31/01..........      4.75                61,037,017
    32,000  6.50%, 5/31/01..........      4.61                32,041,420
    42,000  6.63%, 7/31/01..........      3.87                42,278,719
                                                        ----------------
                                                             135,357,156
                                                        ----------------
            Total U.S. Government
            Obligations
            (amortized cost
            $499,105,915)...........                         499,105,915
                                                        ----------------
            TOTAL INVESTMENTS-100.1%
            (amortized cost
            $499,105,915)...........                         499,105,915
            Other assets less
            liabilities-(0.1%)......                            (623,901)
                                                        ----------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            157,087,233 Class A shares,
            17,806,026 Class B shares
            and 323,549,121 Class C
            shares outstanding).....                    $    498,482,014
                                                        ================

--------------------------------------------------------------------------------
See Glossary of Terms on page 22.

See notes to financial statements.

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-86.7%
            CALIFORNIA-83.3%
            ABAG Finance Authority
            COP
            (Harker School Foundation)
            Series 98
$    2,725  1/01/23 (e).............      4.10%         $      2,725,000
            Alameda County IDR
            (Heat & Control, Inc.
            Project)
            Series 95A AMT
       810  11/01/25 (e)............      4.20                   810,000
            Auburn Union School
            District COP
            (Capital Improvement
            Project)
            Series 97
     2,440  12/01/23 (e)............      4.10                 2,440,000
            California Economic
            Development Finance
            Authority
            (KQED, Inc. Project)
       725  4/01/20 (e).............      4.00                   725,000
            California Educational
            Facilities Authority
            (University of Judaism)
            Series 98A
     4,500  12/01/28 (e)............      4.15                 4,500,000
            California Health
            Facilities Financing
            Authority
            (Adventist Health System)
            Series 91A
     3,300  8/01/21 (e).............      4.10                 3,300,000
            California Pollution
            Control Finance
            Authority
            (West Valley
            Manufacturing Project)
            Series 97A AMT
     2,870  6/01/12 (e).............      4.50                 2,870,000
            California Pollution
            Control Finance
            Authority PCR
            (Shell Oil Company)
            AMT
     5,000  12/01/24 (e)............      4.25                 5,000,000
            California Statewide
            Community
            Development Authority
            (Grundfos Pumps Corp.
            Project)
            Series 89
     4,000  5/01/09 (e).............      4.00                 4,000,000
            (Jewish Federation)
            Series 00A
       675  5/01/30 (e).............      4.15                   675,000
            (Robert Louis Stevenson
            School)
            Series 01
     2,000  1/01/31 (e).............      4.05                 2,000,000
            California Statewide
            Development IDR
            (APM, Inc. Project)
            Series 94A AMT
       225  6/01/04 (e).............      4.00%                  225,000
            Carlsbad Unified School
            District COP
            (School Facility Bridge
            Funding) FSA
     2,000  9/01/30 (e).............      4.10                 2,000,000
            City of Vallejo COP
            (Capital Improvement
            Project)
            Series 00
     3,900  9/01/40 (e).............      4.10                 3,900,000
            Fairfield IDA
            (Aitchison Family
            Partnership)
     3,500  4/01/12 (e).............      4.15                 3,500,000
            Fremont Public Finance
            Authority COP
            (Family Resources Center)
            Series 98
     1,900  8/01/28 (e).............      4.05                 1,900,000
            Fresno
            (Trinity Health Credit
            Group)
            Series 00C
     4,500  12/01/30 (e)............      4.15                 4,500,000
            Fresno Sewer System
            FGIC
            Series 00A
     1,600  9/01/25 (e).............      4.00                 1,600,000
            Fullerton IDA
            (PCL Packaging)
       300  12/01/04 (e)............      4.05                   300,000
            Grand Terrace MFHR
            (Mt. Vernon Villas Project)
            Series 85A
     2,500  12/01/11 (e)............      4.10                 2,500,000
            Irvine Assessment
            District
            Series 85-7
     2,125  9/02/11 (e).............      4.10                 2,125,000
            Irvine Ranch Water
            District
            (Improving District
            # 186, 188, 140, 240)
     4,400  6/01/15 (e).............      4.20                 4,400,000
            Los Angeles Community
            Development Agency
            (CMC Medical Plaza
            Partners)
            Series 85 AMT
       300  12/01/05 (e)............      4.10                   300,000
            Los Angeles Community
            Development Agency
            MFHR
            (Grand Promenade Project)
            Series 85
       800  12/01/10 (e)............      4.10                   800,000

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                        California Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(d)                  Yield                     Value
--------------------------------------------------------------------------------
            Los Angeles County
            Housing Authority MFHR
            (Canyon Country Villas)
            Series 85H
     3,900  12/01/07 (e)............      4.30%                3,900,000
            Los Angeles County MFHR
            (Diamond Park
            Apartments Project)
            Series 87A AMT
     5,000  2/01/09 (e).............      4.35                 5,000,000
            Los Angeles Department
            of Water & Power
            (Water System Revenue)
            Series 01B-1
     5,000  7/01/35 (e).............      4.10                 5,000,000
            Monrovia Redevelopment
            Agency
            (Holiday Inn Hotel Project)
            Series 84
     4,200  12/01/14 (e)............      3.20                 4,200,000
            Oakland-Alameda
            (Coliseum Project)
            Series 00C-2
     2,000  2/01/25 (e).............      4.00                 2,000,000
            Orange Apartment
            Development
            (Aliso Creek Project)
            Series B
     2,000  11/01/22 (e)............      3.95                 2,000,000
            Petaluma HFA MFHR
            (Oakmont At Petaluma)
            Series 96A AMT
       700  4/01/26 (e).............      4.20                   700,000
            Rescue Unified School
            District COP FSA
     4,000  10/01/25 (e)............      4.25                 4,000,000
            Riverside COP
            Series 85A
     4,500  12/01/15 (e)............      3.80                 4,500,000
            Sacramento Sanitation
            District
            (Sacramento Regional)
            Series 00
       900  12/01/30 (e)............      4.00                   900,000
            San Dimas
            Redevelopment Agency
            (Diversified Shopping)
            Series 95
       200  12/01/05 (e)............      4.10                   200,000
            Santa Clara County
            Hospital Facilities
            (El Camino Hospital
            District - Valley Medical
            Center)
            Series A
       372  8/01/15 (e).............      3.90                   372,000
            Series B
     2,000  8/01/15 (e).............      3.90                 2,000,000
            Simi Valley MFHR
            (Shadowridge Apartments)
            Series 89
     5,000  9/01/19 (e).............      4.15          $      5,000,000
            Union City IDR
            Series 86A-1 AMT
     1,000  12/01/06 (e)............      4.15                 1,000,000
                                                        ----------------
                                                              97,867,000
                                                        ----------------
            PUERTO RICO-3.4%
            Puerto Rico Highway &
            Transportation
            Series 98A AMBAC
     4,000  7/01/28 (e).............      4.00                 4,000,000
                                                        ----------------
            Total Municipal Bonds
            (amortized cost
            $101,867,000)...........                         101,867,000
                                                        ----------------
            COMMERCIAL
            PAPER-12.3%
            CALIFORNIA-8.9%
            California GO
     4,000  6/01/01.................      2.40                 4,000,000
            California
            Infrastructural &
            Economic Development
            Bank
            (Salvation Army West
            Territory)
            Series 01
     1,500  9/12/01.................      2.75                 1,500,000
            Los Angeles County MTA
     1,000  6/28/01.................      3.25                 1,000,000
            (Second Subordinate
            Sales Tax)
            Series A
     2,000  6/08/01.................      2.50                 2,000,000
            San Francisco Airport
            Commission
            Series A AMT
     1,000  5/10/01.................      3.10                 1,000,000
            San Francisco Bay Area
            Rapid Transit
            Series 98A
     1,000  6/20/01.................      2.55                 1,000,000
                                                        ----------------
                                                              10,500,000
                                                        ----------------
            PUERTO RICO-3.4%
            Puerto Rico Government
            Development Bank
     1,000  7/31/01.................      3.10                 1,000,000
     2,000  8/10/01.................      3.10                 2,000,000
     1,000  5/01/01.................      3.75                 1,000,000
                                                        ----------------
                                                               4,000,000
                                                        ----------------
            Total Commercial Paper
            (amortized cost
            $14,500,000)............                          14,500,000
                                                        ----------------

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

                                                                   Value
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS-99.0%
            (amortized cost
            $116,367,000)...........                    $    116,367,000
            Other assets less
            liabilities-1.0%........                           1,194,012
                                                        ----------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            6,445,456 Class A shares,
            32,750,427 Class B shares
            and 78,365,129 Class C
            shares outstanding).....                    $    117,561,012
                                                        ================

--------------------------------------------------------------------------------

See Glossary of Terms on page 22.

See notes to financial statements.

STATEMENT OF NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to $1,503,642,975, representing 24.4% of net assets on the Prime Portfolio, and $300,424,965 representing 25.3% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $45,000,000, representing 0.7% of net assets on the Prime Portfolio, $80,000,000, representing 4.9% of net assets on the Government Portfolio, and $5,000,000, representing 0.4% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)   Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in one year or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT Alternative Minimum Tax BAN Bond Anticipation Note COP Certificate of Participation
FGIC    Financial Guaranty Insurance Company
FHLMC Federal Home Loan Mortgage Corporation FHLMDN Federal Home Loan Mortgage Discount Note
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Housing Finance Agency/Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MTA     Mass Transit Authority
MTN     Medium Term Note
PCR     Pollution Control Revenue
PPB     Periodic Put Bond
SWDR    Sewage Waste Disposal Revenue
TRAN    Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2001                        Alliance Institutional Reserves
================================================================================

                                                                          PRIME              GOVERNMENT             TAX-FREE
                                                                        PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                  ===================    ===================   ===================
INVESTMENT INCOME
   Interest...................................................     $     316,261,102      $      61,878,106     $      43,772,664
                                                                   -----------------      -----------------     -----------------
EXPENSES
   Advisory fee (Note B)......................................            10,183,010              2,032,842             2,183,377
   Distribution fee - Class B.................................             2,098,643                438,514               576,917
   Distribution fee - Class C.................................               596,176                143,177               328,140
   Registration...............................................             1,000,005                378,072               356,032
   Custodian..................................................               530,639                204,722               246,338
   Printing...................................................                59,060                 32,260                19,228
   Audit and legal............................................                53,693                 23,976                20,450
   Transfer agency............................................                34,299                 40,618                23,511
   Directors' fees............................................                10,900                  5,600                 4,700
   Miscellaneous..............................................                44,054                 16,249                17,560
                                                                   -----------------      -----------------     -----------------
   Total expenses.............................................            14,610,479              3,316,030             3,776,253
   Less: expense reimbursement................................            (1,732,653)              (701,528)             (687,818)
                                                                   -----------------      -----------------     -----------------
   Net expenses...............................................            12,877,826              2,614,502             3,088,435
                                                                   -----------------      -----------------     -----------------
   Net investment income......................................           303,383,276             59,263,604            40,684,229
                                                                   -----------------      -----------------     -----------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions...............                96,525                 25,349                    -0-
                                                                   -----------------      -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS....................................................     $     303,479,801      $      59,288,953     $      40,684,229
                                                                   =================      =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                                                                                   CALIFORNIA
                                                                          TRUST               TREASURY              TAX-FREE
                                                                        PORTFOLIO             PORTFOLIO           PORTFOLIO(a)
                                                                  ===================    ===================   ===================
INVESTMENT INCOME
   Interest...................................................     $      65,947,385      $      18,811,950     $       1,136,245
                                                                   -----------------      -----------------     -----------------
EXPENSES
   Advisory fee (Note B)......................................             4,716,153                648,158                75,972
   Distribution fee - Class B.................................                    -0-                21,036                 9,258
   Distribution fee - Class C.................................                    -0-               651,023                70,219
   Registration...............................................               308,996                 60,413                10,976
   Custodian..................................................               224,467                136,909                24,719
   Audit and legal............................................                26,433                 11,402                11,615
   Transfer agency............................................                25,012                 21,715                26,303
   Printing...................................................                21,192                    854                 6,806
   Directors' fees............................................                 4,700                  4,900                 1,000
   Offering and organization expenses.........................                    -0-                    -0-               25,094
   Miscellaneous..............................................                17,856                 12,577                 4,297
                                                                   -----------------      -----------------     -----------------
   Total expenses.............................................             5,344,809              1,568,987               266,259
   Less: expense reimbursement................................              (104,638)              (248,770)             (110,810)
                                                                   -----------------      -----------------     -----------------
   Net expenses...............................................             5,240,171              1,320,217               155,449
                                                                   -----------------      -----------------     -----------------
   Net investment income......................................            60,707,214             17,491,733               980,796
                                                                   -----------------      -----------------     -----------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions...............                 2,953                 35,328                    -0-
                                                                   -----------------      -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS....................................................     $      60,710,167      $      17,527,061     $         980,796
                                                                   =================      =================     =================

--------------------------------------------------------------------------------

(a)   Commencement of operations, November 28, 2000.

      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                                          PRIME PORTFOLIO                          GOVERNMENT PORTFOLIO
                                            =========================================    =========================================
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                               April 30, 2001        April 30, 2000        April 30, 2001        April 30, 2000
                                            ===================   ===================    ===================   ===================
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income................     $     303,383,276     $     177,969,048      $      59,263,604     $      35,630,985
   Net realized gain (loss) on
      investment transactions...........                96,525                29,650                 25,349                (6,628)
                                             -----------------     -----------------      -----------------     -----------------
   Net increase in net assets from
      operations........................           303,479,801           177,998,698             59,288,953            35,624,357
DIVIDENDS TO SHAREHOLDERS
FROM:
   Net investment income
      Class A...........................          (165,502,816)         (101,483,436)           (30,758,525)          (23,500,642)
      Class B...........................          (124,416,397)          (73,168,580)           (25,350,290)          (11,472,793)
      Class C...........................           (13,464,063)           (3,317,032)            (3,154,789)             (657,550)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................         2,355,021,727         1,569,646,842            961,015,049           121,768,887
                                             -----------------     -----------------      -----------------     -----------------
   Total increase.......................         2,355,118,252         1,569,676,492            961,040,398           121,762,259
NET ASSETS
   Beginning of period..................         3,814,941,160         2,245,264,668            655,457,224           533,694,965
                                             -----------------     -----------------      -----------------     -----------------
   End of period........................     $   6,170,059,412     $   3,814,941,160      $   1,616,497,622     $     655,457,224
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                        TAX-FREE PORTFOLIO                            TRUST PORTFOLIO
                                            =========================================    =========================================
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                               April 30, 2001        April 30, 2000        April 30, 2001        April 30, 2000
                                            ===================   ===================    ===================   ===================
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income................     $      40,684,229     $      19,845,469      $      60,707,214     $      38,618,840
   Net realized gain on investment
      transactions......................                    -0-                   -0-                 2,953                 8,395
                                             -----------------     -----------------      -----------------     -----------------
   Net increase in net assets from
      operations........................            40,684,229            19,845,469             60,710,167            38,627,235
DIVIDENDS TO SHAREHOLDERS
FROM:
   Net investment income
      Class A...........................           (14,893,562)           (9,112,022)           (60,707,214)          (38,618,840)
      Class B...........................           (21,170,216)           (9,775,850)                    -0-                   -0-
      Class C...........................            (4,620,451)             (957,597)                    -0-                   -0-
CAPITAL STOCK TRANSACTIONS
   Net increase.........................           380,902,632           380,308,933            347,451,317            44,255,845
                                             -----------------     -----------------      -----------------     -----------------
   Total increase.......................           380,902,632           380,308,933            347,454,270            44,264,240
NET ASSETS
   Beginning of period..................           831,278,665           450,969,732            839,293,810           795,029,570
                                             -----------------     -----------------      -----------------     -----------------
   End of period........................     $   1,212,181,297     $     831,278,665      $   1,186,748,080     $     839,293,810
                                             =================     =================      =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                        TREASURY PORTFOLIO                     CALIFORNIA TAX-FREE PORTFOLIO
                                            =========================================    =========================================
                                                Year Ended             Year Ended           Period Ended
                                               April 30, 2001        April 30, 2000       April 30, 2001(a)
                                            ===================   ===================    ===================
INCREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income................     $      17,491,733     $      12,360,663      $         980,796
   Net realized gain on investment
      transactions......................                35,328                 6,649                     -0-
                                             -----------------     -----------------      -----------------
   Net increase in net assets from
      operations........................            17,527,061            12,367,312                980,796
DIVIDENDS TO SHAREHOLDERS
FROM:
   Net investment income
      Class A...........................            (2,125,723)             (179,288)               (17,670)
      Class B...........................            (1,152,637)           (3,325,008)              (255,263)
      Class C...........................           (14,213,373)           (8,856,367)              (707,863)
CAPITAL STOCK TRANSACTIONS
   Net increase.........................            59,273,055           387,134,645            117,561,012
                                             -----------------     -----------------      -----------------
   Total increase.......................            59,308,383           387,141,294            117,561,012
NET ASSETS
   Beginning of period..................           439,173,631            52,032,337                     -0-
                                             -----------------     -----------------      -----------------
   End of period........................     $     498,482,014     $     439,173,631      $     117,561,012
                                             =================     =================      =================

--------------------------------------------------------------------------------

(a)   Commencement of operations, November 28, 2000.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2001                                   Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of six Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio and California Tax-Free Portfolio. The California Tax-Free Portfolio commenced operations on November 28, 2000. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free and California Tax-Free Portfolios offer all three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount on tax-exempt securities is credited to unrealized gain.

2. Organization and Offering Expense

Organization expense of $8,000 were charged to the California Tax-Free Portfolio as incurred prior to commencement of operations. Offering expenses of $40,500 have been deferred and are being amortized on a straight-line basis through November 28, 2001.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by the Tax-Free and California Tax-Free Portfolios from net investment income for the year ended April 30, 2001 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government, Tax-Free, Treasury and California Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the year ended April 30, 2001, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2001, reimbursement was $1,732,653, $701,528, $687,818,
$104,638, $248,770 and $110,810 for the Prime, Government, Tax-Free, Trust, Treasury and California Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust and Treasury Portfolios was $18,000 per Portfolio and for the California Tax-Free Portfolio was $6,000 for the year ended April 30, 2001.

For the year ended April 30, 2001, the Fund's expenses were reduced by $4,466, $10,132, $700, $3,348, $1,369 and $105 for the Prime, Government, Tax-Free,
Trust, Treasury and California Tax-Free Portfolios, respectively, under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                                 Alliance Institutional Reserves
================================================================================

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares of the Prime, Government, Tax-Free, Treasury and California Tax-Free Portfolios and
 .25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury and California Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At April 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2001, the Treasury Portfolio had accumulated undistributed net realized gains of $39,634. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 2001 of $10,634, which expires in 2005; the Government Portfolio had a capital loss carryforward of $111,439, of which $39,926 expires in 2002, $23,230 in 2003, $30,512 in 2004, $16,002 in the year 2005 and $1,769 in the year 2008; the
Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,170 expires in 2002, $76,925 in 2004, and $400 in 2005; the Trust Portfolio had a capital loss carryforward of $28,416, of which $26,165 expires in 2004, and $2,251 in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 102,500,000,000 shares authorized. The Board of Directors on December 6, 1999 approved the reduction of the par value of each share of common stock from $.01 to $.0005. At April 30, 2001, capital paid-in aggregated $6,170,070,046 on Prime Portfolio, $1,616,609,061 on Government Portfolio, $1,212,264,792 on Tax-Free Portfolio, $1,186,776,496 on Trust Portfolio, $498,442,380 on Treasury Portfolio and $117,561,012 on California Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                                                                      Prime Portfolio
                                                                                            ======================================
                                                                                              Year Ended            Year Ended
                                                                                              April 30,              April 30,
                                                                                                 2001                  2000
                                                                                            ================      ================
Class A
Shares sold.........................................................................         23,412,977,736        17,432,935,021
Shares issued on reinvestments of dividends.........................................            165,502,816           101,483,436
Shares redeemed.....................................................................        (22,052,389,235)      (17,416,989,217)
                                                                                            ---------------       ---------------
Net increase........................................................................          1,526,091,317           117,429,240
                                                                                            ===============       ===============

                                                                                              Year Ended            Year Ended
                                                                                              April 30,              April 30,
                                                                                                 2001                  2000
                                                                                            ----------------      ----------------
Class B
Shares sold.........................................................................         11,334,268,412        11,185,317,273
Shares issued on reinvestments of dividends.........................................            124,416,397            73,168,580
Shares redeemed.....................................................................        (10,942,846,169)       (9,923,263,140)
                                                                                            ---------------       ---------------
Net increase........................................................................            515,838,640         1,335,222,713
                                                                                            ===============       ===============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                                                      Prime Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Class C
Shares sold.........................................................................            719,581,902           342,712,572
Shares issued on reinvestments of dividends.........................................             13,464,063             3,317,032
Shares redeemed.....................................................................           (419,954,195)         (229,034,715)
                                                                                          -----------------     -----------------
Net increase........................................................................            313,091,770           116,994,889
                                                                                          =================     =================

                                                                                                   Government Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Class A
Shares sold.........................................................................          4,147,524,977         3,762,833,361
Shares issued on reinvestments of dividends.........................................             30,758,525            23,500,642
hares redeemed.....................................................................         (3,828,518,672)       (3,738,467,442)
                                                                                          -----------------     -----------------
Net increase........................................................................            349,764,830            47,866,561
                                                                                          =================     =================

                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Class B
Shares sold.........................................................................          2,902,847,557         1,412,214,581
Shares issued on reinvestments of dividends.........................................             25,350,290            11,472,793
Shares redeemed.....................................................................         (2,429,884,262)       (1,362,097,417)
                                                                                          -----------------     -----------------
Net increase........................................................................            498,313,585            61,589,957
                                                                                          =================     =================

                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Class C
Shares sold.........................................................................            431,175,463            63,951,836
Shares issued on reinvestments of dividends.........................................              3,154,789               657,550
Shares redeemed.....................................................................           (321,393,618)          (52,297,017)
                                                                                          -----------------     -----------------
Net increase........................................................................            112,936,634            12,312,369
                                                                                          =================     =================

                                                                                                    Tax-Free Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Class A
Shares sold.........................................................................          2,520,394,226         1,542,876,825
Shares issued on reinvestments of dividends.........................................             14,893,562             9,112,022
Shares redeemed.....................................................................         (2,506,985,017)       (1,401,140,709)
                                                                                          -----------------     -----------------
Net increase........................................................................             28,302,771           150,848,138
                                                                                          =================     =================

                                                 Alliance Institutional Reserves
================================================================================

                                                                                                    Tax-Free Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class B
Shares sold.........................................................................          1,610,521,059           966,284,862
Shares issued on reinvestments of dividends.........................................             21,170,216             9,775,850
Shares redeemed.....................................................................         (1,391,095,277)         (793,467,000)
                                                                                          -----------------     -----------------
Net increase........................................................................            240,595,998           182,593,712
                                                                                          =================     =================

                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class C
Shares sold.........................................................................            521,961,598           206,824,311
Shares issued on reinvestments of dividends.........................................              4,620,451               957,597
Shares redeemed.....................................................................           (414,578,186)         (160,914,825)
                                                                                          -----------------     -----------------
Net increase........................................................................            112,003,863            46,867,083
                                                                                          =================     =================

                                                                                                      Trust Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class A
Shares sold.........................................................................          3,028,953,712         3,025,202,725
Shares issued on reinvestments of dividends.........................................             60,707,214            38,618,840
Shares redeemed.....................................................................         (2,742,209,609)       (3,019,565,720)
                                                                                          -----------------     -----------------
Net increase........................................................................            347,451,317            44,255,845
                                                                                          =================     =================

                                                                                                    Treasury Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class A
Shares sold.........................................................................            325,606,418             7,883,277
Shares issued on reinvestments of dividends.........................................              2,125,721               179,288
Shares redeemed.....................................................................           (174,538,900)           (8,236,056)
                                                                                          -----------------     -----------------
Net increase (decrease).............................................................            153,193,239              (173,491)
                                                                                          =================     =================

                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class B
Shares sold.........................................................................            193,868,472           134,376,295
Shares issued on reinvestments of dividends.........................................              1,152,637             3,325,008
Shares redeemed.....................................................................           (262,579,031)          (67,223,121)
                                                                                          -----------------     -----------------
Net increase (decrease).............................................................            (67,557,922)           70,478,182
                                                                                          =================     =================

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                                                    Treasury Portfolio
                                                                                         =========================================
                                                                                             Year Ended            Year Ended
                                                                                             April 30,              April 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Class C
Shares sold.........................................................................          1,541,930,979         1,668,329,779
Shares issued on reinvestments of dividends.........................................             14,213,373             8,856,367
Shares redeemed.....................................................................         (1,582,506,614)       (1,360,356,192)
                                                                                          -----------------     -----------------
Net increase (decrease).............................................................            (26,362,262)          316,829,954
                                                                                          =================     =================

                                                                                               California Tax-Free Portfolio
                                                                                         =========================================
                                                                                          January 9, 2001*
                                                                                                 to
                                                                                           April 30, 2001
                                                                                         ===================
Class A
Shares sold.........................................................................              6,727,883
Shares issued on reinvestments of dividends.........................................                 17,670
Shares redeemed.....................................................................               (300,097)
                                                                                          -----------------
Net increase........................................................................              6,445,456
                                                                                          =================

                                                                                         November 28, 2000*
                                                                                                 to
                                                                                           April 30, 2001
                                                                                         ===================
Class B
Shares sold.........................................................................             70,468,502
Shares issued on reinvestments of dividends.........................................                255,263
Shares redeemed.....................................................................            (37,973,338)
                                                                                          -----------------
Net increase........................................................................             32,750,427
                                                                                          =================

                                                                                         December 20, 2000*
                                                                                                 to
                                                                                           April 30, 2001
                                                                                         ===================
Class C
Shares sold.........................................................................            344,639,669
Shares issued on reinvestments of dividends.........................................                707,863
Shares redeemed.....................................................................           (266,982,403)
                                                                                          -----------------
Net increase........................................................................             78,365,129
                                                                                          =================

--------------------------------------------------------------------------------

*     Commencement of distribution.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                      Prime Portfolio
                                                         -----------------------------------------------------------------------
                                                                                         CLASS A
                                                         =======================================================================
                                                                                   Year Ended April 30,
                                                         -----------------------------------------------------------------------
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  ============= =============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00       $  1.00        $  1.00
                                                            -------       -------        -------       -------        -------
Income From Investment Operations
Net investment income (a).............................        .0612         .0540          .0518         .0552          .0530
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................       (.0612)       (.0540)        (.0518)       (.0552)        (.0530)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00       $  1.00        $  1.00
                                                            =======       =======        =======       =======        =======
Total Return
Total investment return based on net
   asset value (b)....................................         6.31%         5.54%          5.31%         5.68%          5.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)...............      $ 3,314       $ 1,788        $ 1,671       $ 1,765           $867
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements...................................          .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements...................................          .23%          .24%           .24%          .24%           .29%
   Net investment income (a)..........................         6.01%         5.39%          5.16%         5.52%          5.31%

                                                                                                    Prime Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS B
                                                                                      ------------------------------------------
                                                                                                                     August 14,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  ============= =============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0602         .0530          .0358
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0602)       (.0530)        (.0358)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        6.20%         5.44%          3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................     $ 2,387        $1,871           $536
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .30%          .30%           .30%(d)
   Expenses, before waivers and reimbursements......................................         .33%          .34%           .36%(d)
   Net investment income (a)........................................................        5.93%         5.44%          4.82%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                    Prime Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS C
                                                                                      ------------------------------------------
                                                                                                                      July 13,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  ============= =============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0587          0515          .0392
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0587)       (.0515)        (.0392)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        6.04%         5.28%          3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $468          $155            $38
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .45%          .45%           .45%(d)
   Expenses, before waivers and reimbursements......................................         .49%          .50%           .51%(d)
   Net investment income (a)........................................................        5.65%         5.29%          4.70%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

                                                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                   Government Portfolio
                                                         -----------------------------------------------------------------------
                                                                                          CLASS A
                                                         -----------------------------------------------------------------------
                                                                                   Year Ended April 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  =============  ============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................        .0604         .0527          .0505         .0543          .0519
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................       (.0604)       (.0527)        (.0505)       (.0543)        (.0519)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)....................................         6.22%         5.40%          5.18%         5.58%          5.33%
Ratios/Supplemental Data
Net assets, end of period (in millions)...............         $792          $442           $394          $275           $327
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements...................................          .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements...................................          .27%          .27%           .29%          .28%           .35%
   Net investment income (a)..........................         5.91%         5.30%          5.01%         5.43%          5.22%

                                                                                                 Government Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS B
                                                                                      ------------------------------------------
                                                                                                                     August 07,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0594         .0516          .0361
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0594)       (.0516)        (.0361)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        6.12%         5.29%          3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $696          $198           $136
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .30%          .30%           .30%(d)
   Expenses, before waivers and reimbursements......................................         .37%          .37%           .41%(d)
   Net investment income (a)........................................................        5.78%         5.19%          4.73%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                 Government Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS C
                                                                                      ------------------------------------------
                                                                                                                     October 21,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0579         .0502          .0243
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0579)       (.0502)        (.0243)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        5.96%         5.14%          2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions)..............................................       $128           $16             $3
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .45%          .45%           .45%(d)
   Expenses, before waivers and reimbursements......................................         .52%          .52%           .56%(d)
   Net investment income (a)........................................................        5.51%         5.11%          4.55%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

                                                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Tax-Free Portfolio
                                                         -----------------------------------------------------------------------
                                                                                          CLASS A
                                                         -----------------------------------------------------------------------
                                                                                   Year Ended April 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  =============  ============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................        .0387         .0342          .0321         .0363          .0347
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................       (.0387)       (.0342)        (.0321)       (.0363)        (.0347)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value (b)................................         3.95%         3.47%          3.26%         3.70%          3.53%
Ratios/Supplemental Data
Net assets, end of period (in millions)...............         $435          $407           $256          $294           $183
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements...................................          .20%          .20%           .20%          .20%           .20%
   Expenses, before waivers and
     reimbursements...................................          .26%          .28%           .28%          .28%           .33%
   Net investment income (a)..........................         3.88%         3.45%          3.22%         3.61%          3.46%

                                                                                                  Tax-Free Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS B
                                                                                      ------------------------------------------
                                                                                                                     August 17,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0378         .0333          .0210
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0378)       (.0333)        (.0210)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        3.85%         3.37%          2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $616          $375           $193
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .30%          .30%           .30%(d)
   Expenses, before waivers and reimbursements......................................         .36%          .37%           .42%(d)
   Net investment income (a)........................................................        3.67%         3.37%          2.88%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                  Tax-Free Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS C
                                                                                      ------------------------------------------
                                                                                                                    September 8,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0363         .0318          .0184
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0363)       (.0318)        (.0184)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        3.69%         3.22%          1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $161           $49             $2
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .45%          .45%           .45%(d)
   Expenses, before waivers and reimbursements......................................         .51%          .51%           .57%(d)
   Net investment income (a)........................................................        3.52%         3.23%          2.69%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

                                                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                      Trust Portfolio
                                                         -----------------------------------------------------------------------
                                                                                          CLASS A
                                                         -----------------------------------------------------------------------
                                                                                   Year Ended April 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  =============  ============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................        .0584         .0511          .0489         .0523          .0492
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................       (.0584)       (.0511)        (.0489)       (.0523)        (.0492)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net
   asset value (b)....................................         6.01%         5.23%          5.01%         5.37%          5.04%
Ratios/Supplemental Data
Net assets, end of period (in millions)...............       $1,187          $839           $795          $391           $176
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements...................................          .50%          .50%           .50%          .49%           .50%
   Expenses, before waivers and
     reimbursements...................................          .51%          .52%           .55%          .54%           .57%
   Net investment income (a)..........................         5.79%         5.13%          4.85%         5.23%          4.93%

--------------------------------------------------------------------------------

See footnote summary on page 42.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                  Treasury Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS A
                                                                                      ------------------------------------------
                                                                                                                      June 29,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0576         .0504          .0401
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0576)       (.0504)        (.0401)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        5.93%         5.15%          4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $157            $4             $4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .20%          .20%           .20%(d)
   Expenses, before waivers and reimbursements......................................         .26%          .59%          1.42%(d)
   Net investment income (a)........................................................        4.99%         5.03%          4.82%(d)

                                                                                                  Treasury Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS B
                                                                                      ------------------------------------------
                                                                                                                    December 31,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0566         .0494          .0143
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0566)       (.0494)        (.0143)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        5.83%         5.05%          1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................         $18           $85            $15
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .30%          .30%           .30%(d)
   Expenses, before waivers and reimbursements......................................         .37%          .47%          1.08%(d)
   Net investment income (a)........................................................        5.48%         5.04%          4.42%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

                                                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                  Treasury Portfolio
                                                                                      ------------------------------------------
                                                                                                        CLASS C
                                                                                      ------------------------------------------
                                                                                                                     October 15,
                                                                                                                       1998(c)
                                                                                          Year Ended April 30,           to
                                                                                      ============================    April 30,
                                                                                           2001          2000           1999
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0551         .0479          .0248
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0551)       (.0479)        (.0248)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        5.67%         4.89%          2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................        $324          $350            $33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .45%          .45%           .45%(d)
   Expenses, before waivers and reimbursements......................................         .53%          .56%           .99%(d)
   Net investment income (a)........................................................        5.46%         5.06%          4.27%(d)

--------------------------------------------------------------------------------

See footnote summary on page 42.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                             California Tax-Free Portfolio
                                                                                      -------------  -------------  ------------
                                                                                          CLASS A       CLASS B        CLASS C
                                                                                      -------------  -------------  ------------
                                                                                        January 9,   November 28,   December 20,
                                                                                          2001(c)       2000(c)        2000(c)
                                                                                            to            to             to
                                                                                         April 30,     April 30,      April 30,
                                                                                           2001          2001           2001
                                                                                      =============  =============  ============
Net asset value, beginning of period................................................     $  1.00        $ 1.00        $  1.00
                                                                                         -------        ------        -------
Income From Investment Operations
Net investment income (a)...........................................................       .0081         .0117          .0091
                                                                                         -------        ------        -------
Less: Dividends
Dividends from net investment income................................................      (.0081)       (.0117)        (.0091)
                                                                                         -------        ------        -------
Net asset value, end of period......................................................     $  1.00        $ 1.00        $  1.00
                                                                                         =======        ======        =======
Total Return
Total investment return based on net asset value (b)................................        2.66%         2.79%          2.53%
Ratios/Supplemental Data
Net assets, end of period (in millions).............................................          $6           $33            $78
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements......................................         .20%(d)       .30%(d)        .45%(d)
   Expenses, before waivers and reimbursements......................................         .45%(d)       .75%(d)        .69%(d)
   Net investment income (a)........................................................        2.76%(d)      2.76%(d)       2.52%(d)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                Alliance Institutional Reserves
================================================================================

To the Board of Directors and Shareholders of Alliance Institutional Reserves, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Institutional Reserves--Prime, Government, Tax-Free, Trust, Treasury, and California Tax-Free Portfolios (the "Fund") at April 30, 2001, the results of each of their operations, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended prior to May 1, 1999, were audited by other independent accountants whose report dated May 27, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

New York, New York
June 1, 2001

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Ronald M. Whitehill, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Raymond J. Papera, Senior Vice President
William E. Oliver, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Frances M. Dunn, Vice President
Joseph R. La Spina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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

                                                                     INTRESAR401